Organization and principal activities - Subsidiaries and Consolidated VIE's (Parenthetical) (Details) $ in Thousands	1 Months Ended	12 Months Ended		24 Months Ended
	Aug. 31, 2022 USD ($) shares	Dec. 31, 2023 USD ($) item shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2025 shares	Dec. 31, 2021	Nov. 30, 2018
Ownership:
Non-controlling interests		$ 4,127	$ 4,359
Changyi (Shanghai) Information Technology Ltd. ("Changyi")
Ownership:
Equity interest, percentage	100.00%				59.84%
Total cash as paid-up capital	$ 722
Class A ordinary shares
Ownership:
Purchase of interests in subsidiaries from non-controlling interests, fair market value	$ 1,577
Class A ordinary shares | Changyi (Shanghai) Information Technology Ltd. ("Changyi")
Ownership:
Non-controlling interest transferred to additional paid in capital due to purchase of interest in subsidiary			$ 833
Changyi (Shanghai) Information Technology Ltd. ("Changyi")
Ownership:
Equity interest acquired	40.16%
Changyi (Shanghai) Information Technology Ltd. ("Changyi") | Class A ordinary shares
Ownership:
Purchase of interests in subsidiaries from non-controlling interests, shares | shares	1,545,663	386,419	386,415	772,829
Number of installments for issuance of remaining shares | item		2
Shanghai Myhayo Technology Co Ltd | Maximum
Ownership:
Equity ownership interest						50.00%
Changyi (Shanghai) Information Technology Ltd. ("Changyi")
Ownership:
Equity ownership interest		100.00%
Optimal Power Limited
Ownership:
Equity ownership interest		100.00%